Accounts Payable and Accrued Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 208,066	¥ 1,444,600	¥ 1,629,794
Tax payable	114,284	793,476	334,058
Interest payable	14,642	101,656	127,799
Users' and distributors' deposits	95,039	659,858	888,098
Purchase of fixed assets and spare parts	174,043	1,208,378	1,495,958
Traffic acquisition costs	283,481	1,968,206	1,852,949
Bandwidth costs	194,885	1,353,090	1,080,657
Content acquisition costs	483,983	3,360,291	1,821,217
Funds collected on behalf of service providers	231,359	1,606,328	1,640,460
Payable to merchants	67,498	468,637	801,282
Secured borrowings	973,491	6,758,946	0
Accrued other operating expenses	933,633	6,482,215	5,112,984
Others	352,643	2,448,405	1,054,936
Accounts payable and accrued liabilities	$ 4,127,047	¥ 28,654,086	¥ 17,840,192